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                                                  ------------------------------

                                                  JULIEN BOURGEOIS

                                                  julien.bourgeois@dechert.com
                                                  +1  202  261  3451  Direct
                                                  +1  202  261  3151  Fax

September 23, 2011

VIA EDGAR

Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, D.C.  20549

Re:     Rydex Variable Trust (File No. 811-08821)
        Rydex Series Funds (File No. 811-07584)
        Rydex Dynamic Funds (File No. 811-09525)
        (each a "Trust," and collectively, the "Trusts")

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, attached for filing via the EDGAR system is a preliminary proxy statement, form of proxy, and other soliciting material ("Proxy Materials") for a Joint Special Meeting of Shareholders ("Meeting") of the Trusts to be held on November 22, 2011.

The Meeting is being held for the purpose of asking shareholders: (i) to approve new Investment Advisory Agreements between Security Investors, LLC and the Trusts, on behalf of each series of the Trusts in connection with a corporate transaction that may result in a change in control; (ii) with respect to Rydex Variable Trust-Amerigo Fund, Clermont Fund and Select Allocation Fund, to approve a new Sub-Advisory Agreement between Security Investors, LLC and CLS Investments, LLC; (iii) with respect to Rydex Variable Trust-DWA Flexible Allocation Fund and DWA Sector Rotation Fund, to approve a new Sub-Advisory Agreement between Security Investors, LLC and Dorsey, Wright & Associates, Inc.;
(iv) with respect to Rydex Series Funds-Long Short Interest Rate Strategy Fund, to approve a new Sub-Advisory Agreement between Security Investors, LLC and American Independence Financial Services, LLC; (v) to elect

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nominees to the Boards of Trustees of the Trusts; (vi) to approve a "manager of managers" arrangement; and (vii) with respect to Rydex Variable Trust-U.S. Government Money Market Fund and Rydex Series Funds-U.S. Government Money Market Fund, to approve the elimination of the fundamental investment policy on investing in other investment companies.

No fee is required in connection with this filing. Should you have any questions or comments, please contact me at 202.261.3451.

Sincerely,

/s/ Julien Bourgeois
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Julien Bourgeois
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